Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Diluted earnings per share [abstract]
Net income attributable to shareholders	$ 227.0	$ 238.9
Weighted average number of shares	98,291,845	106,961,014
Dilutive effect of stock options	1,297,043	956,073
Weighted average number of diluted shares	99,588,888	107,917,087
Earnings per share - diluted	$ 2.28	$ 2.21